As filed with the Securities and Exchange Commission
                              on February 28, 2000

                                                     Registration Nos. 333-19497
                                                                       811-08009

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment                                             [ ]
         Post-Effective Amendment No. 7                                      [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No. 8                                                     [X]

                        (Check appropriate box or boxes.)

                        PBHG INSURANCE SERIES FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                               825 DUPORTAIL ROAD
                            WAYNE, PENNSYLVANIA 19087
                            -------------------------

                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 341-9000

                                HAROLD J. BAXTER
                               825 DUPORTAIL ROAD
                            WAYNE, PENNSYLVANIA 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

    William H. Rheiner, Esq.         and to            John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                        825 Duportail Road
   Philadelphia, PA 19103-7599                          Wayne, PA 19087
         (215) 864-8600                                  (610) 341-9000

Approximate Date of
Proposed Public Offering:

As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on _____________________ pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/X/  on May 1, 2000 pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:  Common Stock

                        PBHG INSURANCE SERIES FUND, INC.

                              CROSS REFERENCE SHEET
                          (as required by Rule 495 (a))

         PART A
N-1A
----

Item No.                                                      Location
--------                                                      --------

         PART A

1.       Front and Back Cover Pages                           Front and Back Cover Pages

2.       Risk/Return Summary: Investments,
         Risks, and Performance                               Portfolio Summaries

3.       Risk/Return Summary: Fee Table                       Portfolio Summaries

4.       Investment Objectives, Principal
         Investment Strategies and Related Risks              More About the Portfolios

5.       Management's Discussion of Fund
         Performance                                          Not Applicable

6.       Management, Organization, and
         Capital Structure                                    The Investment Adviser and Sub-Adviser

7.       Shareholder Information                              Pricing Portfolio Shares; Buying and Selling
                                                              Portfolio Shares; Distribution and Taxes;
                                                              Potential Conflicts of Interest

8.       Distribution Arrangements                            Distributions and Taxes

9.       Financial Highlights                                 Financial Highlights


         PART B

10.      Cover Page and Table of Contents                     Cover Page and Table of Contents

11.      Fund History                                         The Company

12.      Description of the Fund and its                      Description of Permitted Investments and
         Investments Risks                                    Risks; Investment Limitations; Description
                                                              of Shares

13.      Management of the Fund                               Directors and Officers of the Company; The
                                                              Administrator and Sub-Administrator

14.      Control Persons and Principal Holders                Directors and Officers of the Company
         of Securities

15.      Investment Advisory and Other                        The Adviser; The Sub-Adviser; The
         Services                                             Distributor; The Administrator and
                                                              Sub-Administrator; Other Service Providers

16.      Brokerage Allocation and Other                       Portfolio Transactions
         Practices

17.      Capital Stock and Other Securities                   Description of Shares

18.      Purchase, Redemption and Pricing of                  Purchase and Redemption of
         Securities                                           Shares; Determination of Net Asset Value

19.      Taxation of the Fund                                 Taxes Status, Dividends and Distributions

20.      Underwriters                                         The Distributor

21.      Calculation of Performance Data                      Performance Information

22.      Financial Statements                                 Financial Statements


         PART  C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

PBHG Insurance Series Fund, Inc.
Prospectus May 1, 2000


o PBHG Growth II Portfolio
o PBHG Large Cap Growth Portfolio
o PBHG Select Value Portfolio
o PBHG Mid-Cap Value Portfolio
o PBHG Small Cap Value Portfolio
o PBHG Technology & Communications Portfolio
o PBHG Select 20 Portfolio


As with all mutual funds, the Securities and Exchange Commission has not approved any Portfolio shares as an investment or determined whether this prospectus is complete. Anyone who tells you otherwise is committing a crime.

Introduction

An Introduction to PBHG Insurance Series Fund and this Prospectus:

PBHG Insurance Series Fund, Inc. is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly-owned subsidiary of Pilgrim Baxter, is the sub-adviser for the Small Cap Value, Mid-Cap Value and Select Value Portfolios. Pilgrim Baxter and Value Investors invest Portfolio assets in a way that they believe will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

         Portfolio Summaries                                                  2
                  PBHG Growth II  Portfolio
                  PBHG Large Cap Growth Portfolio
                  PBHG Select Value Portfolio
                  PBHG Mid-Cap Value Portfolio
                  PBHG Small Cap Value  Portfolio
                  PBHG Technology & Communications Portfolio
                  PBHG Select 20 Portfolio
         More About the Portfolios                                           16
         The Investment Adviser and Sub-Adviser                              22
         Your Investment                                                     24

                  Pricing Portfolio Shares
                  Buying and Selling Portfolio Shares
                  Distributions and Taxes
                  Potential Conflicts of Interest
         Financial Highlights                                                26

GROWTH II PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues between $500 million and $10 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

The Portfolio may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell MidCap Growth Index, a widely recognized, unmanaged index that tracks the performance of the 800 smallest stocks in the Russell 1000 Index with greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

CHART

                                  Best Quarter
                   ------------------------------------------
                   4th Quarter 1999                    49.97%

                                  Worst Quarter
                   ------------------------------------------
                   3rd Quarter 1998                   -21.28%

Average Annual Total Return as of 12/31/99

                                     Past                  Since Inception
                                    1 Year                    (1/30/97)
                                    ------                 ---------------
Growth II Portfolio                 98.19%                     36.70%

Russell MidCap Growth Index         51.30%                     34.71%

[ICON] For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 16.

FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE
Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .......................  None
Maximum Deferred Sales Charge (Load) ...................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
    (and Other Distributions) ..........................................  None
Redemption Fee .........................................................  None
Exchange Fee ...........................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio assets)
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None

Other Expenses ........................................................   0.35%
Total Annual Fund Operating Expenses ..................................   1.20%

You should know that Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 1999, the Board elected to reimburse $31,616 in waived fees, which are included in the calculation of "Other Expenses" above.
At the time of the election, the Portfolio had total assets in excess of $128 million.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                                                    Your
                                                    Cost
                                                   ------
               1 Year                              $  122
               3 Years                             $  381
               5 Years                             $  660
               10 Years                            $1,455

PBHG LARGE CAP GROWTH PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

The Portfolio also may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

CHART

                                  Best Quarter
                   ------------------------------------------
                   4th Quarter 1999                    55.36%

                                  Worst Quarter
                   ------------------------------------------
                   3rd Quarter 1998                   -11.20%

Average Annual Total Return as of 12/31/99

                                     Past            Since Inception
                                    1 Year              (4/30/97)
                                    ------           ---------------
Large Cap Growth Portfolio          65.22%               41.99%

S&P 500(R)Index                     21.04%               27.40%

[ICON] For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 16.

FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ........................ None
Maximum Deferred Sales Charge (Load) .................................... None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions .................................... None
Redemption Fee .......................................................... None
Exchange Fee ............................................................ None

Annual Fund Operating Expenses (Expenses that are deducted
  from portfolio assets) Management Fees ................................ 0.75%
Distribution and/or Services (12b-1) Fees ............................... None
Other Expenses .......................................................... 0.42%
Total Annual Fund Operating Expenses .................................... 1.17%
Less: Fee Waiver (and/or Expense Reimbursement) ......................... 0.07%
Net Expenses ............................................................ 1.10%*

* This is the actual total fund operating expense you would have paid as an investor in this Portfolio for the fiscal year ended December 31, 1999. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                                                            Your
                                                            Cost*
                                                           ------
               1 Year                                      $  112
               3 Years                                     $  365
               5 Years                                     $  637
               10 Years                                    $1,414

* The costs assume the 1.10% expense cap is in place only for 1 year. If the Portfolio's expenses were capped at 1.10% for all years, your cost would be:

               1 Year                                      $  112
               3 Years                                     $  350
               5 Years                                     $  606
               10 Years                                    $1,340

PBHG SELECT VALUE PORTFOLIO

GOAL:
The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

The Portfolio may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The Portfolio invests in a limited number of stocks in order to achieve a potentially greater investment return than a more widely diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than it would in a more widely diversified fund.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

CHART

                                  Best Quarter
                   ------------------------------------------
                   4th Quarter 1998                    29.59%

                                  Worst Quarter
                   ------------------------------------------
                   3rd Quarter 1998                    -7.54%


Average Annual Total Return as of 12/31/99

                             Past                      Since Inception
                            1 Year                        (10/28/97)
                            ------                     ---------------
Select
Value Portfolio              8.89%                          22.93%

S&P 500(R) Index            21.04%                          26.23%

Prior to May 1, 2000, the Portfolio was named the PBHG Large Cap Value Portfolio and was not limited in the number of stocks it could hold. Therefore, the Portfolio's performance prior to May 1, 2000 may not be indicative of how it will perform in the future.

[ICON] For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 16.

FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ........................ None
Maximum Deferred Sales Charge (Load) .................................... None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions .................................... None
Redemption Fee .......................................................... None
Exchange Fee ............................................................ None

Annual Fund Operating Expenses
(Expenses that are deducted from portfolio assets)
Management Fees ......................................................... 0.65%
Distribution and/or Services (12b-1) Fees ............................... None
Other Expenses .......................................................... 0.30%
Total Annual Fund Operating Expenses .................................... 0.95%

You should know thatPilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                                              Your
                                              Cost
                                             ------
                         1 Year              $   97
                         3 Years             $  303
                         5 Years             $  525
                         10 Years            $1,166

PBHG MID-CAP VALUE PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P MidCap(R) 400 Index. Currently, the companies in the S&P MidCap 400 Index have market capitalizations between $165 million and $30 billion. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Portfolio's sector weightings are generally within 10% of the S&P 400's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the S&P 400.

The Portfolio may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the S&P MidCap(R) 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P Barra Midcap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[CHART]

                                  Best Quarter
                   ------------------------------------------
                   4th Quarter 1999                    16.07%

                                  Worst Quarter
                   ------------------------------------------
                   3rd Quarter 1999                    -6.41%

Average Annual Total Return as of 12/31/99

                                                          Since Inception
                                  Past 1 Year               (11/30/98)
                                  -----------             ---------------
Mid-Cap Value Portfolio             25.66%                    35.90%
S&P MidCap(R)400 Index              14.77%                    26.12%
S&P Barra Midcap Value Index         2.3%                      6.34%

[ICON] For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 16.

FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ......................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions ..................................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

Annual Fund Operating Expenses
(Expenses that are deducted from portfolio assets)
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   5.04%
Total Annual Fund Operating Expenses ..................................   5.89%
Less: Fee Waiver (and/or Expense Reimbursement) .......................   4.69%
Net Expenses ..........................................................   1.20%*

* This is the actual total fund operating expense you would have paid as an investor in this Portfolio for the current fiscal year ending December 31, 1999. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                                            Your
                                            Cost*
                                           ------
                         1 Year            $  122
                         3 Years           $1,334
                         5 Years           $2,525
                         10 Years          $5,409

* The costs assume the 1.20% expense cap is in place only for 1 year. If the Portfolio's expenses were capped at 1.20% for all years, your cost would be:

                         1 Year            $  122
                         3 Years           $  381
                         5 Years           $  660
                         10 Years          $1,455

PBHG SMALL CAP VALUE PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000 Index. Currently, the companies in the Russell 2000 have market capitalizations between $30 million and $12.6 billion. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000.

The Portfolio also may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks, and the Russell 2000 Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

CHART

                                  Best Quarter
                    -----------------------------------------
                    4th Quarter 1998                   25.92%

                                  Worst Quarter
                    -----------------------------------------
                    3rd Quarter 1998                  -19.85%

Average Annual Total Return as of 12/31/99

                                     Past             Since Inception
                                    1 Year               (10/28/97)
                                    ------            ---------------
Small Cap Value Portfolio           15.93%                14.71%

Russell 2000 Index                  21.26%                 8.55%
Russell 2000 Value Index            -1.5%                 -4.30%

[ICON] For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 16.

FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases  . . . . . . . . . . . . None
Maximum Deferred Sales Charge (Load)  . . . . . . . . . . . . . . . . . . None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions  . . . . . . . . . . . . . . . . . . None
Redemption Fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . None
Exchange Fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . None
Maximum Account Fee  . . . . . . . . .  . . . . . . . . . . . . . . . . . None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio assets)
Management Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Distribution and/or Services (12b-1) Fees . . . . . . . . . . .           None
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.29%
Total Annual Fund Operating Expenses  . . . . . . . . . . . . . . . . . . 1.29%
Less: Fee Waiver (and/or Expense Reimbursement) . . . . . . . . . . . . . 0.09%
Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.20%*

* This is the actual total fund operating expense you would have paid as an investor in this Portfolio for the fiscal year ended December 31, 1999. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                                          Your
                                          Cost*
                                         ------
                    1 Year               $  122
                    3 Years              $  400
                    5 Years              $  699
                    10 Years             $1,549

* The costs assume the 1.20% expense cap is in place only for 1 year. If the Portfolio's expenses were capped at 1.20% for all years, your cost would be:

                    1 Year               $  122
                    3 Years              $  381
                    5 Years              $  660
                    10 Years             $1,455

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio offers investors significant growth potential because it invests in companies that may be responsible for breakthrough products or technologies or positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects. The Portfolio may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a more widely diversified fund.

The Portfolio is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more that if the Portfolio did not concentrate its investments.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology issues.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

CHART
                                  Best Quarter
                   ------------------------------------------
                   4th Quarter 1999                  108.57%

                                  Worst Quarter
                   ------------------------------------------
                   3rd Quarter 1998                   -8.97%

Average Annual Total Return as of 12/31/99

                                             Past         Since Inception
                                            1 Year           (4/30/97)
                                            ------        ---------------
Technology & Communications Portfolio       234.38%            77.08%

Soundview Technology Index                  129.79%            63.44%

[ICON] For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 16.

FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .......................  None
Maximum Deferred Sales Charge (Load) ...................................  None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions ...................................  None
Redemption Fee .........................................................  None
Exchange Fee ...........................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from portfolio assets)
Management Fees ........................................................  0.85%
Distribution and/or Services (12b-1) Fees ..............................  None
Other Expenses .........................................................  0.24%
Total Annual Fund Operating Expenses ...................................  1.09%

You should know that Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 1999, the Board elected to reimburse $93,603 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $204 million.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                                          Your Cost
                                          ---------
                         1 Year            $  111
                         3 Years           $  347
                         5 Years           $  601
                         10 Years          $1,329


PBHG SELECT 20 PORTFOLIO

GOAL:
The Portfolio, a non-diversified fund, seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

The Portfolio may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value than it would in a diversified fund.

The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation, or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

CHART

                                  Best Quarter
                   ------------------------------------------
                   4th Quarter 1999                    74.31%

                                  Worst Quarter
                   ------------------------------------------
                   3rd Quarter 1998                    -4.18%

Average Annual Total Return as of 12/31/99

                                       Past             Since Inception
                                      1 Year               (9/25/97)
                                      -------           ---------------
Select 20 Portfolio                   100.61%               68.69%
S&P 500(R) Index                       21.04%               23.27%

[ICON] For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 16.

FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ......................  None
Maximum Deferred Sales Charge (Load) ..................................  None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions .................................   None
Redemption Fee .......................................................   None
Exchange Fee .........................................................   None

Annual Fund Operating Expenses
(Expenses that are deducted from portfolio assets)
Management Fees ......................................................   0.85%
Distribution and/or Services(12b-1) Fees .............................   None
Other Expenses .......................................................   0.20%
Total Annual Fund Operating Expenses .................................   1.05%

You should know that Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 1999, the Board elected to reimburse $27,776 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election the Portfolio had total assets in excess of $394 million.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                                                  Your
                                                  Cost
                                                 ------
                      1 Year                     $  107
                      3 Years                    $  334
                      5 Years                    $  579
                      10 Years                   $1,283

MORE ABOUT THE PORTFOLIOS

RISKS & REWARDS:
This section takes a closer look at the investment strategies that make up each Portfolio's risk and reward characteristics.

In addition to the main investment strategies described in the Portfolio Summaries section of this Prospectus, each Portfolio may make other types of investments that have different risk/reward characteristics. These investments, the Portfolios' main investment strategies and their risk/reward characteristics are described in the table set forth below. From time to time, a Portfolio may make investments and pursue strategies different from those described in this Prospectus. Those investments and strategies are described in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

SECURITIES:
Shares representing ownership in a corporation. Each Portfolio may invest in the following types of equity securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL REWARDS:
o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & REWARDS:
o Pilgrim Baxter and Value Investors maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations.

o Under normal circumstances, each Portfolio intends to remain fully invested, with at least 65% of its total assets in securities.

o Pilgrim Baxter and Value Investors focus their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Portfolio's performance.

GROWTH SECURITIES:
Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:
o    See securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL REWARDS:
o    See securities.

o    Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISKS & REWARDS:
o    See securities.

o In managing a Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. Pilgrim Baxter believes a key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great.

VALUE SECURITIES:
Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

POTENTIAL RISKS:
o    See securities.

o Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

o The value securities in the Portfolio may never reach what Value Investors believes are their full value and may even go down in price.

POTENTIAL REWARDS:
o    See securities.

o Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISKS & REWARDS:
o    See securities.

o In managing a Portfolio, Value Investors uses its own research, computer models and measures of value.

o Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

SMALL & MEDIUM SIZED COMPANY SECURITIES:

POTENTIAL RISKS:
o Smaller company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL REWARDS:
o Smaller company securities may appreciate faster than those of larger, more established companies for many reasons. For example, smaller companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & REWARDS:
o Pilgrim Baxter and Value Investors focus on smaller companies with strong balance sheets that they expect to exceed consensus earnings expectations.

TECHNOLOGY COMPANY SECURITIES:
Securities of companies that rely extensively on technology in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing exceptional growth in sales and earnings driven by technology or communications related products and services.

POTENTIAL RISKS:
o Technology company securities are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology issues.

POTENTIAL REWARDS:
o Technology company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology related developments.

POLICIES TO BALANCE RISK & REWARDS:
o With the exception of the Technology & Communications Portfolio, each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

o The Technology & Communications Portfolio seeks to diversify within sectors of the industries in which it concentrates.

FUTURES & OPTIONS:
A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option contract is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price.

POTENTIAL RISKS:
o A futures or option contract used to hedge the Portfolio or specific securities may not fully offset the underlying position.

o A futures or option contract used for risk management may not have the intended effects and may result in losses or missed investment opportunities.

o    The counterparty to a futures or option contract could default.

POTENTIAL REWARDS:
o A futures or option contract that correlates well with the underlying position can reduce or eliminate losses at low cost.

o A Portfolio could make money and protect against losses if Pilgrim Baxter's or Value Investors' analysis proves correct.

POLICIES TO BALANCE RISKS & REWARDS:
o Each Portfolio may use futures and options contracts for hedging and risk management, i.e., to establish or adjust exposure to particular securities, markets or currencies; to manage a Portfolio's exposure relative to its benchmark; or to equitize cash.

o Each Portfolio only establishes hedges that it expects will be highly correlated with underlying securities positions.

o No Portfolio considers using futures or options contracts unless it would be cost- effective.

o Each Portfolio maintains assets sufficient to meet its obligations under the contract in a segregated margin account with a custodian bank.

OTC SECURITIES:
Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:
o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL REWARDS:
o    Increases the number of potential investments for a Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & REWARDS:
o Pilgrim Baxter and Value Investors use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

FOREIGN SECURITIES:
Equity securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation that the bank holds in its vault. An ADR is bought and sold in the same manner as U.S. securities.

POTENTIAL RISKS:
o Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

POTENTIAL REWARDS:
o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & REWARDS:
o Each Portfolio limits the amount of total assets it invests in foreign securities as follows: Large Cap Growth/Technology & Communications/Select 20: 10% and Growth II/Small Cap Value/ Mid-Cap Value/Select Value: 15%. ADRs are not included in these limits.

ILLIQUID SECURITIES:
Securities that do not have a ready market and cannot be easily sold, if at all, at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:
o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL REWARDS:
o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & REWARDS:
o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES:
Privately placed securities whose resale is restricted under securities law.

POTENTIAL RISKS:
o Restricted securities may be difficult to value because market quotations may not be readily available.

o Because of the restrictions in resale of these securities, a Portfolio may not be able to find a qualified buyer or may not be able to sell these securities at the time or price it desires.

POTENTIAL REWARDS:
o Restricted securities may offer more future growth potential than publicly traded securities.

POLICIES TO BALANCE RISKS & REWARDS:
o Each Portfolio limits the amount of total assets it invests in restricted securities as follows: Large Cap Growth/Technology & Communications/Select 20: 10% and Small Cap Value/Mid-Cap Value/Select Value: 15%. The Growth II Portfolio is not currently permitted to invest in restricted securities.

WHEN ISSUED AND DELAYED-DELIVERY SECURITIES:
Securities subject to settlement on a future date.

POTENTIAL RISKS:
o When a Portfolio buys these securities, it could be exposed to leverage risk if it does not use segregated accounts.

POTENTIAL REWARDS:
o    A Portfolio can take advantage of attractive investment opportunities.

POLICIES TO BALANCE RISKS & REWARDS:
o Only the Small Cap Value, Mid-Cap Value and Select Value Portfolios are permitted to invest in these securities. These Portfolios use segregated accounts to offset leverage risk.

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities, like stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

THE INVESTMENT ADVISER AND SUB-ADVISER

The Investment Adviser
Pilgrim Baxter & Associates, Ltd., 825 Duportail Road, Wayne, Pa 19087, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $23 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using propriety software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II, Large Cap Growth, Technology & Communications and Select 20 Portfolios and oversees the investment decisions made by Value Investors as sub-adviser for the Small Cap Value, Mid-Cap Value and Select Value Portfolios. The Portfolios' Board of Directors supervises Pilgrim Baxter and Value Investors and establishes policies that Pilgrim Baxter and Value Investors must follow as investment adviser and sub-adviser.

The Sub-Adviser
Pilgrim Baxter Value Investors, Inc., 825 Duportail Road, Wayne, PA 19087, is a wholly-owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $165 million for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value, Mid-Cap Value and Select Value Portfolios, Value Investors first creates a universe of more than 8,000 companies whose current share price seems lower than its current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

For the fiscal year ended December 31, 1998, Pilgrim Baxter waived a portion of its fee so that the effective management fee paid by each Portfolio was as follows:

          Growth II Portfolio                              0.85%
          Large Cap Growth Portfolio                       0.75%
          Select Value Portfolio                           0.65%
          Mid-Cap Value Portfolio                          0.00%
          Small Cap Value Portfolio                        0.91%
          Technology & Communications Portfolio            0.85%
          Select 20 Portfolio                              0.85%

As sub-adviser to the Small Cap Value, Mid-Cap Value and Select Value Portfolios, Value Investors is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each of these Portfolios.

LARGE CAP GROWTH PORTFOLIO/SELECT 20 PORTFOLIO:
Michael S. Sutton, CFA, has managed the PBHG Large Cap Growth and Select 20 Portfolios since November, 1999. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to-large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.

LARGE CAP VALUE PORTFOLIO:
Raymond J. McCaffrey, CFA, has managed the PBHG Large Cap Value Portfolio since June, 1999. He joined Value Investors as a portfolio manager and analyst in 1997. Prior to joining Value Investors, Mr. McCaffrey worked for two years as a portfolio manager and analyst at Pitcairn Trust Company. His ten years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

SMALL CAP VALUE PORTFOLIO/MID-CAP VALUE PORTFOLIO:
Jerome J. Heppelmann, CFA, has managed the PBHG Small Cap Value and Mid-Cap Value Portfolios since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Value Investors Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

GROWTH II PORTFOLIO/TECHNOLOGY & COMMUNICATIONS PORTFOLIO:
Jeffrey Wrona, CFA, has managed the Growth II Portfolio since January, 1998. He has managed the Technology & Communications Portfolio since May, 1998. Mr. Wrona joined Pilgrim Baxter in 1997 after seven years as a senior portfolio manager with Munder Capital Management and today manages several other funds at Pilgrim Baxter.

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:
The price of a Portfolio's shares is based on that Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Directors. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:
You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

You may buy Portfolio shares at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

You may sell Portfolio shares at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:
Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement from that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:
Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Directors monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract of VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.

FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.


[LOGO] PBHG Insurance Series Fund, Inc.
       -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For the period ended December 31, 1999
For a Share Outstanding Throughout each Fiscal Year or Period


                           Net                                                                          Net
                          Asset                      Realized and    Distributions   Distributions     Asset
                          Value          Net          Unrealized       from Net          from          Value
                        Beginning    Investment     Gains or Losses   Investment        Capital         End       Total
                        of Period   Income (Loss)    on Securities      Income           Gains       of Period   Return
-------------------------------------------------------------------------------------------------------------------------
------------------------
PBHG Growth II Portfolio
------------------------
1999.................    $11.63       $(0.04)            $11.46             --              --         $23.05     98.19%
1998.................     10.75        (0.06)              0.94             --              --          11.63      8.19%
1997(1)..............     10.00           --               0.75             --              --          10.75      7.50%**

-------------------------------
PBHG Large Cap Growth Portfolio
-------------------------------
1999.................    $15.44      $ (0.05)            $10.12             --              --         $25.51     65.22%
1998.................     11.82        (0.02)              3.64             --              --          15.44     30.63%
1997(1)..............     10.00           --               1.82             --              --          11.82     18.20%**

----------------------------
PBHG Select Value Portfolio+
----------------------------
1999.................    $14.27      $  0.13             $ 1.13             --          $(0.34)        $15.19      8.89%
1998.................     10.43        (0.02)              3.98         $(0.04)          (0.08)         14.27     37.96%
1997(3)..............     10.00         0.02               0.41             --              --          10.03      4.30%**

----------------------------
PBHG Mid-Cap Value Portfolio
----------------------------
1999.................    $11.10        $0.02              $2.75             --          $(1.95)        $11.92     25.66%
1998(4)..............     10.00           --               1.10             --              --          11.10     11.00%**

------------------------------
PBHG Small Cap Value Portfolio
------------------------------
1999.................    $11.61       $(0.03)            $ 1.88             --              --         $13.46     15.93%
1998.................     10.48        (0.02)              1.16             --          $(0.01)         11.61     10.94%
1997(3)..............     10.00         0.01               0.47             --              --          10.48      4.80%**

------------------------------------------
PBHG Technology & Communications Portfolio
------------------------------------------
1999.................    $13.76       $(0.13)            $32.38             --              --         $46.01    234.38%
1998.................     10.41        (0.04)              3.39             --              --          13.76     32.20%
1997(1)..............     10.00         --                 0.41             --              --          10.41      4.10%**

------------------------
PBHG Select 20 Portfolio
------------------------
1999.................    $16.30       $(0.08)            $16.48             --              --         $32.70    100.61%
1998.................     10.03        (0.01)              6.28             --              --          16.30     62.52%
1997(2)..............     10.00           --               0.03             --              --          10.03      0.30%**





                                                                     Ratio     Ratio of Net
                           Net                                    of Expenses  Income (Loss)
                          Assets        Ratio      Ratio of Net   to Average    to Average
                           End       of Expenses   Income (Loss)  Net Assets    Net Assets     Portfolio
                        of Period    to Average     to Average    (Excluding    (Excluding     Turnover
                          (000)      Net Assets     Net Assets     Waivers)      Waivers)        Rate
----------------------------------------------------------------------------------------------------------
------------------------
PBHG Growth II Portfolio
------------------------
1999.................    $  178,602      1.20%         (0.38)%         1.20%         (0.38)%      236.82%
1998.................        18,321      1.20%         (0.64)%         1.54%         (0.98)%      228.09%
1997(1)..............        10,236      1.20%*        (0.11)%*        4.38%*        (3.29)%*      44.57%**

-------------------------------
PBHG Large Cap Growth Portfolio
-------------------------------
1999.................       $27,295      1.10%         (0.41)%         1.17%         (0.48)%      157.04%
1998.................        12,598      1.10%         (0.19)%         1.53%         (0.62)%       41.51%
1997(1)..............         4,916      1.10%*         0.00%*         5.21%*        (4.11)%*      37.42%**

---------------------------
PBHG Select Value Portfolio
---------------------------
1999.................       $39,972      0.95%          0.84%          0.95%          0.84%       927.02%
1998.................        22,286      1.00%          0.67%          1.47%          0.20%       635.10%
1997(3)..............         1,560      1.00%*         1.91%*         8.04%         (5.13)%*      68.93%**

----------------------------
PBHG Mid-Cap Value Portfolio
----------------------------
1999.................      $    697       1.20%          0.15%          5.89%         (4.54)%      906.69%
1998(4)..............           555       1.20%*         0.26%*         4.13%*        (2.67)%*      72.32%**

------------------------------
PBHG Small Cap Value Portfolio
------------------------------
1999.................    $   43,484      1.20%         (0.20)%         1.29%         (0.29)%      277.95%
1998.................        44,040      1.20%         (0.15)%         1.46%         (0.41)%      293.90%
1997(3)..............         9,321      1.20%*         1.40 %*        3.63%*        (1.03)%*      41.14%**

------------------------------------------
PBHG Technology & Communications Portfolio
------------------------------------------
1999.................    $1,635,448      1.09%         (0.64)%         1.09%         (0.64)%      273.76%
1998.................        32,493      1.20%         (0.55)%         1.56%         (0.91)%      264.58%
1997(1)..............         9,117      1.20%*         0.37%*         5.09%*        (3.52)%*      69.34%**

------------------------
PBHG Select 20 Portfolio
------------------------
1999.................    $  753,572      1.05%         (0.46)%         1.05%         (0.46)%      139.05%
1998.................       317,926      1.20%         (0.18)%         1.21%         (0.19)%       48.79%
1997(2)..............         7,617      1.20%*         0.51 %*        3.36%*        (1.65)%*      18.53%**

----------
*    Annualized.
**   Total return and Portfolio Turnover Rate have been annualized.
+ Prior to May 1, 2000, the PBHG Select Value Portfolio was named the PBHG Large Cap Value Portfolio.
(1) The PBHG Growth II, Large Cap Growth and PBHG Technology & Communication Portfolios commenced operations on May 1, 1997.
(2)  The PBHG Select 20 Portfolio commenced operations on September 28, 1997.
(3) The PBHG Select Value and PBHG Small Cap Value Portfolios commenced operations on October 29, 1997.
(4)  The PBHG Mid-Cap Value Portfolio commenced operations on December 1, 1998.
(5)  Amounts designated as "--" are either $0 or have been rounded to $0.

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

Statement of Additional Information (SAI):
Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

Annual/Semi-annual Reports: Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG Insurance Series Fund, Inc.
P.O. Box 419229
Kansas City, MO 64141-6229

Telephone:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

These reports and other information about the PBHG Insurance Series Fund, Inc. are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. PBHG Insurance Series Fund, Inc.'s Investment Company Act file number is 811-08009.

                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

                                    Company:
                        PBHG INSURANCE SERIES FUND, INC.


                                   Portfolios:
                            PBHG GROWTH II PORTFOLIO
                         PBHG LARGE CAP GROWTH PORTFOLIO
                         PBHG SMALL CAP VALUE PORTFOLIO
                          PBHG MID-CAP VALUE PORTFOLIO
                           PBHG SELECT VALUE PORTFOLIO
                   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                            PBHG SELECT 20 PORTFOLIO

                               Investment Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of PBHG Insurance Series Fund, Inc. (the "Company") and the PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio, PBHG Small Cap Value Portfolio, PBHG Mid-Cap Value Portfolio, PBHG Select Value Portfolio, PBHG Technology & Communications Portfolio and the PBHG Select 20 Portfolio (the "Portfolios"). It should be read in conjunction with the Prospectus dated May 1, 2000. The Prospectus may be obtained without charge by calling 1-800-347-9256.

The Annual Report for each Portfolio, except for pages 1 through 2 thereof, is incorporated herein by reference and made a part of this document. The Annual Report may be obtained without charge by calling 1-800-347-9256.

                                TABLE OF CONTENTS

THE COMPANY...................................................................2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISKS................................2
INVESTMENT LIMITATIONS.......................................................15
DIRECTORS AND OFFICERS OF THE COMPANY........................................19
5% AND 25% SHAREHOLDERS......................................................22
THE ADVISER..................................................................24
THE SUB-ADVISER..............................................................26
THE DISTRIBUTOR..............................................................27
THE ADMINISTRATOR AND SUB-ADMINISTRATOR......................................28
OTHER SERVICE PROVIDERS......................................................29
PORTFOLIO TRANSACTIONS.......................................................30
DESCRIPTION OF SHARES........................................................33
PURCHASE AND REDEMPTION OF SHARES............................................34
DETERMINATION OF NET ASSET VALUE.............................................35
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS......................................36
PERFORMANCE INFORMATION......................................................42
FINANCIAL STATEMENTS.........................................................45

                                   THE COMPANY

The Company is an open-end management investment company which was incorporated in Maryland in 1997. This Statement of Additional Information relates to all Portfolios of the Company. Each Portfolio is diversified except for the Select 20 Portfolio and the Technology & Communications Portfolio, which are non-diversified. No investment in shares of a Portfolio should be made without first reading the Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in the Prospectus. Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Sub-Adviser") serves as the investment sub-adviser to the Small Cap Value, Mid-Cap Value, and Select Value Portfolios. The Adviser and the Sub-Adviser are collectively referred to herein as the "Advisers."


                 DESCRIPTION OF PERMITTED INVESTMENTS AND RISKS

REPURCHASE AGREEMENTS

 Repurchase agreements are agreements by which a person (e.g., a Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by a Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Portfolio, the Company's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

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FUTURES CONTRACTS

FUTURES TRANSACTIONS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio expects to earn interest income on its initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss.

While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. A Portfolio will not purchase or sell futures contracts unless either (1) futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Advisers expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that the Portfolios are permitted to utilize are discussed below.

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WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable the Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intends to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

SECURITIES INDEX OPTIONS. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by the Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OVER-THE-COUNTER OPTIONS. A Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." A Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although each Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

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

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. A Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

INVESTMENT COMPANY SHARES

The Portfolios may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs"). Because such funds pay management fees and other expenses, shareholders of a Portfolio would indirectly pay both the Portfolio's expenses and the expenses of underlying funds with respect to the Portfolio's assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are "not part of the same group of investment companies" if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Advisers determine the liquidity of the Company's investments and, through reports from the Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Advisers may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven (7) days, over the-counter options, and non-government stripped fixed-rate mortgage backed

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

securities. Also, the Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

FOREIGN CURRENCY TRANSACTIONS

A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolios.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Advisers expect to enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisers.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the Advisers' skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Advisers anticipate. For example, if a currency's value rose at a time when the Advisers had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Advisers hedge currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisers increase a Portfolio's exposure to a foreign currency, and that currency's value declines, a Portfolio will realize a loss. There is no assurance that the Advisers' use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

BANKERS' ACCEPTANCE

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

COMMERCIAL PAPER

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

CONVERTIBLE SECURITIES

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DEMAND INSTRUMENTS

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

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MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

RECEIPTS

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

TIME DEPOSIT

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. GOVERNMENT SECURITIES

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.


VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolios will maintain liquid assets in such accounts in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

Each Portfolio has adopted certain investment restrictions which are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

No Portfolio may:

1. Make loans, except that each Portfolio, in accordance with that Portfolio's investment objectives and policies, may (i) purchase debt instruments, and (ii) enter into repurchase agreements. In addition, the PBHG Mid-Cap Value Portfolio may lend its portfolio securities in an amount not exceeding one-third the value of its total assets.

2. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that a Portfolio, in accordance with its investment objective and policies may: (i) invest in readily marketable securities of issuers which invest or engage in such activities; and (ii) enter into forward contracts, futures contracts and options thereon.

4. Purchase or sell real estate, or real estate partnership interests, except that this limitation shall not prevent a Portfolio from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts which deal with real estate or interests therein.

5. Issue senior securities (as defined in the 1940 Act), except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except with respect to each Portfolio, up to 25% of its assets may be invested without regard to these limits.

This limitation does not apply to the Select 20 Portfolio or the Technology & Communications

Portfolio. In addition, for purposes of this investment limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations.

7. Invest 25% or more of its total assets at the time of purchase in securities of one or more issuers (other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries, utility companies will be divided according to their services (e.g., gas, gas transmission, electric, electric and gas and telephone) and financial service companies will be classified according to the end use of their service (e.g., automobile finance, bank finance and diversified finance).

This limitation does not apply to the Technology & Communications Portfolio.

8. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the Portfolio's total assets (except not exceeding 33 1/3% of the value of total assets with respect to the Growth II, Mid-Cap Value, and Small Cap Value Portfolios). This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

9. Invest in companies for the purpose of exercising control.

10. Pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings permitted by each Portfolio's limitation on permitted borrowings, or
(ii) in connection with permitted transactions regarding options and futures contracts.

11. Make short sales of securities, maintain a short position or purchase securities on margin, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions and (ii) establish margin accounts as may be necessary in connection with the Portfolio's use of options and futures contracts.

12. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

13. Invest in interests in oil, gas or other mineral exploration or development programs.

The foregoing percentages will apply at the time of the purchase of a security.

NON-FUNDAMENTAL POLICIES

In addition to the foregoing, each Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

Each Portfolio may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

2. Purchase or sell puts, calls, straddles, spreads, and any combination thereof, if by reason thereof, the value of its aggregate investment in such classes of securities will exceed 5% of its total assets.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, each Portfolio expects to be fully invested in its primary investments. However, for temporary defensive purposes, when the Adviser or Sub-Adviser, as appropriate, determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover will tend to rise during periods of market turbulence and decline during periods of stable markets. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses.

High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolios. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs.

The Large Cap Growth, Select Value, Mid-Cap Value and Select 20 Portfolios experienced significantly higher turnover rates in 1999 as compared to 1998. This increase in turnover occurred primarily for two reasons: (1) each Portfolio experienced a portfolio manager change which caused a re-evaluation and re-balancing of the Portfolios, and (2) dynamic market conditions coupled with increased cash flows led to increased buying opportunities, especially in the technology sector. If such dynamic market conditions continue in 2000, the turnover rates for each Portfolio may remain high.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The management and affairs of the Company are supervised by the Board of Directors under the laws of the State of Maryland. The Directors have approved agreements under which, as described above, certain companies provide essential management services to the Company. The Directors and executive officers of the Company and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Director serves as a Director and each officer serves as an officer in a similar capacity for The PBHG Funds, Inc., another registered investment company managed by the Adviser.

===================================================================================================================
                                        Position Held
Name , Address, and Age                 with the Fund             Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------
John R. Bartholdson,                      Director        Chief Financial Officer and Director, the Triumph
1255 Drummers Lane, Suite                                 Group, Inc. (manufacturing) since 1992.
200, Wayne, PA 19087
(55)
-------------------------------------------------------------------------------------------------------------------
Harold J. Baxter*,                     Chairman of the    Chairman, Chief Executive Officer and Director, the
825 Duportail Road, Wayne, PA             Board and       Adviser since 1982.  Trustee, the Administrator since
19087,                                    Director        May 1996.  Chairman, Chief Executive Officer and
(53)                                                      Director, Value Investors, since June 1996.  Trustee,
                                                          PBHG Fund Distributors since January 1998.  Director,
                                                          UAM since 1996.
-------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards,                        Director        Consultant, Syrus Associates since 1986.  Trustee,
76 Seaview Drive, Santa                                   Provident Investment Counsel Trust (investment company)
Barbara, California 93108,                                since 1992.   Trustee, EQ Advisors Trust (investment
(53)                                                      company) since 1997.


-------------------------------------------------------------------------------------------------------------------
Albert A. Miller,                         Director        Principal and Treasurer, JK Equipment Exporters since
7 Jennifer Drive, Holmdel,                                1995.  Senior Vice President, Cherry & Webb, CWT
New Jersey 07733,                                         Specialty Stores since 1995, Advisor and Secretary, the
(65)                                                      Underwoman Shoppes Inc. (retail clothing stores) since
                                                          1980.  Merchandising Group Vice President, R.H. Macy &
                                                          Co., 1958-1995 (retired).
-------------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim,                          President       President, Chief Investment Officer and Director, the
825 Duportail Road, Wayne, PA                             Adviser since 1982.  Trustee, the Administrator since
19087,                                                    May 1996.  President and Director, Value Investors
(59)                                                      since June 1996.
===================================================================================================================

===================================================================================================================
                                        Position Held
Name , Address, and Age                 with the Fund             Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Lee T. Cummings                        Treasurer, Chief   Director of Mutual Fund Operations, the Adviser since
825 Duportail Road, Wayne, PA             Financial       1996.  Treasurer, the Administrator since May 1996.
19087,                                     Officer,       President, the Distributor since December 1998.
(36)                                      Controller      Investment Accounting Officer, Delaware Group of Funds,
                                                          1994-1996.  Vice President, Fund/Plan Services, Inc.,
                                                          1992-1994
-------------------------------------------------------------------------------------------------------------------
Matthew R. DiClemente                     Assistant       Legal Assistant, the Adviser since 1998. Fund
825 Duportail Road, Wayne, PA             Secretary       Accountant, the Adviser, 1996-1998.  Fund Accountant,
19087,                                                    J.P. Morgan & Co., Inc., 1993-1996.
(29)
-------------------------------------------------------------------------------------------------------------------
John M. Zerr                            Vice-President    General Counsel and Secretary, the Adviser since
825 Duportail Road, Wayne, PA           and Secretary     November 1996.  General Counsel and Secretary, Value
19087,                                                    Investors since November 1996.  General Counsel and
(37)                                                      Secretary, the Administrator since January 1998.
                                                          General Counsel and Secretary, the Distributor since
                                                          January 1998.  Vice President and Assistant Secretary,
                                                          Delaware Management Company, Inc. and the Delaware
                                                          Group of Funds, 1995-1996.  Associate, Ballard Spahr
                                                          Andrews & Ingersoll (law firm), 1987-1995.
-------------------------------------------------------------------------------------------------------------------
Meghan M. Mahon                         Vice-President    Counsel, the Adviser since April 1998.  Assistant Vice
825 Duportail Road, Wayne, PA           and Assistant     President, Assistant Secretary and Counsel, Delaware
19087,                                    Secretary       Management Company Inc. and the Delaware Group of
(32)                                                      Funds, 1997-1998.  Associate, Drinker Biddle & Reath,
                                                          LLP (law firm) 1994-1997. Associate, McAleese, McGoldrick
                                                          & Susanin (law firm) 1993-1994.
-------------------------------------------------------------------------------------------------------------------
James R. Foggo                          Vice President    Vice President and Assistant Secretary of the
One Freedom Valley Road Oaks, PA        and Assistant     Sub-Administrator and the Distributor since 1998.
19456                                     Secretary       Associate, Paul Weiss, Rifkind, Wharton & Garrison
(36)                                                      (1998). Associate, Baker & McKenzie 1995-1998.
                                                          Associate, Battle Fowler L.L.P., 1993-1995.
-------------------------------------------------------------------------------------------------------------------
Lynda J. Striegel                       Vice President    Vice President and Assistant Secretary of SEI Fund
One Freedom Valley Road Oaks, PA        and Assistant     Services and SEI Investments Distribution Co. since
19456                                     Secretary       1998.  Senior Asset Management Counsel, Barnett Banks,
(50)                                                      Inc. 1997-1998.  Partner, Groom and Nordberg, Chartered
                                                          1996-1997.  Associate General Counsel, Riggs bank, N.A.
                                                          1991-1995.
-------------------------------------------------------------------------------------------------------------------

===================================================================================================================

Each current Director of the Company who is not an "interested person" of the Company received the following compensation during the fiscal year ended December 31, 1999:

===================================================================================================================

                                                       Pension or
                                                       Retirement                           Total
                                  Aggregate            Benefits           Estimated         Compensation
                                  Compensation         Accrued as Part    Annual            from Company
Name of Person,                   from                 of Company         Benefits Upon     and Company Complex
Position                          Company              Expenses           Retirement        Paid to Directors**
-------------------------------------------------------------------------------------------------------------------
John R. Bartholdson,              $27,833.35             N/A               N/A                   $84,167
Director                                                                                      for services on
                                                                                                three boards
-------------------------------------------------------------------------------------------------------------------

Harold J. Baxter,                     N/A                N/A               N/A                      N/A
Director*
-------------------------------------------------------------------------------------------------------------------

Jettie M. Edwards,                $27,833.35             N/A               N/A                    $84,167
Director                                                                                      for services on
                                                                                                three boards
-------------------------------------------------------------------------------------------------------------------

Albert A. Miller,                 $27,833.35             N/A               N/A                    $84,167
Director                                                                                      for services on
                                                                                                three boards
-------------------------------------------------------------------------------------------------------------------

===================================================================================================================

* Mr. Baxter is a Director who may be deemed to be an "interested person" of the Company, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Company.

** For each non-interested Director, the Total Compensation from the Company and Company Complex included $7,333.33 for their service as director to The PBHG Advisor Funds, Inc. from January 1, 1999 to April 5, 1999.


CODES OF ETHICS
The Company, the Advisor, the Sub-Advisor and the Distributor have each adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by, the Portfolios. Each Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

                             5% AND 25% SHAREHOLDERS

As of December 31, 1999, the following persons were the only persons who were record owners of 5% or more of the shares of the Portfolios. Any record owner of more than 25% of the shares of a Portfolio may be deemed a controlling person of that Portfolio. The percent of each Portfolio's shares owned by all officers and directors of the Company as a group is less than 1 percent of the outstanding shares of each such Portfolio. The Company believes that most of the shares referred to below were held by the persons indicated in the accounts for their fiduciary, agency or custodial clients.

                            PBHG Growth II Portfolio

Life Insurance Co. of Virginia                                            18.67%
6610 W. Broad Street
Richmond, VA  23230-1799

Empire Fidelity Investments                                                7.03%
Live Insurance Co.
200 Liberty St
One Financial Center
New York, NY  10005-3500


Fidelity Investments                                                      70.00%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                         PBHG Large Cap Growth Portfolio

Life Insurance Co. of Virginia                                            87.19%
6610 W. Broad Street
Richmond, VA  23230-1799

Annuity Investors Life Insurance Co.                                      12.42%
250 E. Fifth Street
Cincinnati, OH 45202-4119

                         PBHG Small Cap Value Portfolio

Fidelity Investments                                                      95.16%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                          PBHG Mid-Cap Value Portfolio

Pilgrim Baxter & Associates, Ltd.                                         99.98%
825 Duportail Road
Wayne, PA  19087

                           PBHG Select Value Portfolio

Empire Fidelity Investments                                                9.07%
Live Insurance Co.
200 Liberty St
One Financial Center
New York, NY  10005-3500

Fidelity Investments                                                      90.86%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                   PBHG Technology & Communications Portfolio

Empire Fidelity Investments                                                9.53%
Life Insurance Co.
200 Liberty Street
One Financial Center
New York, NY  10281-1003

Fidelity Investments                                                      87.38%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                            PBHG Select 20 Portfolio

Empire Fidelity Investments                                                9.49%
Life Insurance Co.
200 Liberty Street
One Financial Center
New York, NY  10281-1003

Fidelity Investments                                                      89.93%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                                   THE ADVISER

The Company and Pilgrim Baxter & Associates, Ltd. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Company or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The sole shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston, Massachusetts 02110. PBHG Fund Services, the Company's Administrator, is a wholly owned subsidiary of the Adviser (See "The Administrator" for more detail on PBHG Fund Services). PBHG Fund Services also serves as administrator to The PBHG Funds, Inc., a management investment company also managed by the Adviser. The Adviser currently has discretionary management authority with respect to over $23 billion in assets. In addition to advising the Portfolios, the Adviser provides advisory services to other mutual funds and to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 825 Duportail Road, Wayne, Pennsylvania 19087.

The Advisory Agreement obligates the Adviser to: (1) provide a program of continuous investment management for each Portfolio in accordance with the Portfolio's investment objectives, policies and limitations; (2) make investment decisions for each Portfolio; and (3) place orders to purchase and sell securities for each Portfolio, subject to the supervision of the Board of Directors. The Advisory Agreement requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Company. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Company. (See the Prospectus for a description of expenses borne by the Company.)

The continuance of the Advisory Agreement with respect to each Portfolio after the first two years must be specifically approved at least annually (i) by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement with respect to each Portfolio may be terminated (i) at any time without penalty by the Company upon the vote of a majority of the Directors or by vote of the majority of the outstanding voting securities of such Portfolio upon sixty (60) days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon sixty (60) days' written notice to the Company. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the Small Cap Value Portfolio's average daily net assets, 0.85% of each of the Growth II, Technology & Communications, Mid-Cap Value, and Select 20 Portfolios' average daily net assets, 0.75% of the Large Cap Growth Portfolio's average daily net assets, and 0.65% of the Select Value Portfolio's average daily net assets. The advisory fees paid by each Portfolio are higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement through December 31, 2000 with the Company with respect to each Portfolio (the "Expense Limitation Agreement"), pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual operating expenses (expressed as a percentage of each Portfolio's average daily net assets) to not more than: 1.20% of the average daily net assets of the Growth II, Small Cap Value, Mid-Cap Value, Technology & Communications and Select 20 Portfolios; 1.10% of the average daily net assets of the Large Cap Growth Portfolio; and 1.00% of the average daily net assets of the Select Value Portfolio. Such waivers and assumption of expenses by the Adviser may be discontinued at any time after such date. If in any fiscal year in which a Portfolio's assets are greater than $75 million of its "Total Operating Expenses" do not exceed the limits previously noted, the Board of Directors may elect to reimburse the Adviser for any fees it waived or expenses it reimbursed on that Portfolio's behalf during the previous two fiscal years. For fiscal year end 1999, the Board elected to reimburse three funds for previously waived fees and reimbursed expenses. The PBHG Growth II Portfolio was reimbursed $31,616, the PBHG Technology & Communications Portfolio was reimbursed $96,603, and the Select 20 Portfolio was reimbursed $27,776.

For the fiscal years ended December 31, 1997, 1998 and 1999, the Portfolios paid and the Adviser waived the following advisory fees:

==============================================================================================================

                                            Fees Paid                               Fees Waived
Portfolio
                            ----------------------------------------------------------------------------------

                                1997         1998           1999          1997        1998          1999
--------------------------------------------------------------------------------------------------------------

Growth II Portfolio(1)        $22,720      $123,820       $420,736      $84,484      $50,092         $0
--------------------------------------------------------------------------------------------------------------

Large Cap Growth
Portfolio(1)                   $9,625       $62,267       $114,971      $52,349      $35,647       $10,085
--------------------------------------------------------------------------------------------------------------

Small Cap Value Portfolio(2)   $5,577      $303,666       $415,589      $13,575      $78,573       $38,777
--------------------------------------------------------------------------------------------------------------
                                 *
Mid-Cap Value Portfolio(4)                   $362          $5,102          *          $362        $27,773**
--------------------------------------------------------------------------------------------------------------

Select Value Portfolio(2)       $972        $51,341       $256,577      $10,521      $36,853         $0
--------------------------------------------------------------------------------------------------------------

Technology &
Communications Portfolio(1)    $6,824      $147,084      $3,374,963     $31,235      $62,368         $0
--------------------------------------------------------------------------------------------------------------

Select 20 Portfolio(3)         $5,406      $972,158      $3,673,475     $13,964      $13,812         $0
==============================================================================================================

Not in operation during the period.

**   Includes $5,102 in waived fees and $22,671 in reimbursed expenses.

(1) The period 1997 is calculated from May 1, 1997 (commencement of operations) through December 31, 1997.

(2) The period 1997 is calculated from October 29, 1997 (commencement of operations) through December 31, 1997.

(3) The period 1997 is calculated from September 26, 1997 (commencement of operations) through December 31, 1997.

(4) The 1998 period is calculated from November 30, 1998 (commencement of operations) through December 31, 1998.


                                 THE SUB-ADVISER

The Company, on behalf of the Small Cap Value, Mid-Cap Value, and Select Value Portfolios, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"). The Sub-Advisory Agreement provides certain limitations on the Sub-Adviser's liability, but also provides that the Sub-Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates the Sub-Adviser to: (1) manage the investment operations of the Small Cap Value, Mid-Cap Value, and Select Value Portfolios and the composition of these Portfolios' investment portfolios, including the purchase, retention and disposition thereof in accordance with these Portfolios' investment objectives, policies and limitations; (2) provide supervision of the Small Cap Value, Mid-Cap Value, and Select Value Portfolios' investments and to determine from time to time what investments and securities will be purchased, retained or sold by these Portfolios and what portion of the assets will be invested or held uninvested in cash; and (3) determine the securities to be purchased or sold by the Small Cap Value, Mid-Cap Value, and Select Value Portfolios and place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement with respect to the Small Cap Value, Mid-Cap Value, and Select Value Portfolios, respectively, after the first two years must be specifically approved at least annually (i) by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolios and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement with respect to the Small Cap Value, Mid-Cap Value, and Select Value Portfolios may be terminated (i) by the Company, without the payment of any penalty, by the vote of a majority of the Directors of the Company or by the vote of a majority of the outstanding voting securities of a Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than sixty (60) days' nor less than thirty (30) days' written notice to the other parties, or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on ninety (90) days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at an annual rate equal to .65% of the Small Cap Value Portfolio's average daily net assets, .50% of the Mid-Cap Value Portfolio's average daily net assets, and .40% of the Select Value Portfolio's average daily net assets.

                                 THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), and the Company are parties to a distribution agreement (the "Distribution Agreement") dated April 1, 1997, pursuant to which the Distributor serves as principal underwriter for the Company. The Distributor receives no compensation for serving in such capacity.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Company upon not more than sixty (60) days' written notice by either party or upon assignment by the Distributor.

                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Company and PBHG Fund Services (the "Administrator") entered into an Administrative Services Agreement (the "Administrative Agreement") on April 1, 1997, pursuant to which the Administrator oversees the administration of the business and affairs of the Company, including services provided to it by various third parties. The Administrator was organized as a Pennsylvania business trust and has its principal place of business at 825 Duportail Road, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Company, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio of the Company. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall continue in effect unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

The Company, the Administrator and SEI Investments Mutual Fund Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on April 1, 1997, as amended effective May 1, 1998, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Company. SEI Investments Management Corporation ("SEI Investments"), which is a wholly-owned subsidiary of SEI, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Company and The PBHG Funds, Inc. calculated as follows:
(i) 0.040% of the first $2.5 billion, plus (ii) 0.025% of the next $7.5 billion, plus (iii) 0.020% of the excess over $10 billion. The Sub-Administrative Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement shall continue in effect unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

For the fiscal years ended December 31, 1997, 1998 and 1999, the Portfolios paid and the Administrator waived the following administration fees:

---------------------------------------------------------------------------------------------------------------------------

                                                       Fees Paid                                Fees Waived
  Portfolio
                                       ------------------------------------------------------------------------------------

                                           1997          1998          1999           1997          1998          1999
---------------------------------------------------------------------------------------------------------------------------
Growth II Portfolio(1)                    $4,009       $21,851        $68,668          $0            $0            $0
---------------------------------------------------------------------------------------------------------------------------

Large Cap Growth Portfolio(1)             $1,925       $12,453        $22,994          $0            $0            $0
---------------------------------------------------------------------------------------------------------------------------

Small Cap Value Portfolio(2)               $837        $45,550        $62,338          $0            $0            $0
---------------------------------------------------------------------------------------------------------------------------

Mid-Cap Value Portfolio(4)                  *            $64           $900            *             $0           $391
---------------------------------------------------------------------------------------------------------------------------

Select Value Portfolio(2)                  $224        $11,848        $59,210          $0            $0            $0
---------------------------------------------------------------------------------------------------------------------------

Technology & Communications
Portfolio(1)                              $1,204       $25,956       $579,064          $0            $0            $0
---------------------------------------------------------------------------------------------------------------------------

Select 20 Portfolio(3)                     $954        $171,557      $643,359          $0            $0            $0
---------------------------------------------------------------------------------------------------------------------------

*    Not in operation during the period.

(1) The period 1997 is calculated from May 1, 1997 (commencement of operations) through December 31, 1997.

(2) The period 1997 is calculated from October 29, 1997 (commencement of operations) through December 31, 1997.

(3) The period 1997 is calculated from September 26, 1997 (commencement of operations) through December 31, 1997.

(4) The 1998 period is calculated from November 30, 1998 (commencement of operations) through December 31, 1998.


                             OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent and dividend disbursing agent for the Company under a transfer agency agreement with the Company. PBHG Fund Services serves as shareholder servicing agent of the Company. UAM Shareholder Service Center, Inc. ("UAM SSC"), an affiliate of the Adviser, provides services to the Company pursuant to a sub-shareholder servicing agreement between PBHG Fund Services and UAM SSC.

From time to time, the Company may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Company to persons who beneficially own interests in the Company, such as participants in Qualified Plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Company, delivering, on behalf of the Company, proxy statements, annual reports, updated

Prospectuses, other communications regarding the Company, and related services as the Company or the beneficial owners may reasonably request.

CUSTODIAN

First Union National Bank ("Custodian"), 123 South Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Company. The Custodian holds cash, securities and other assets of the Company as required by the 1940 Act.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Company. PricewaterhouseCoopers LLP, formerly named Coopers & Lybrand, L.L.P., serves as the independent accountants of the Company.

                             PORTFOLIO TRANSACTIONS

The Adviser (or Sub-Adviser, if applicable) is authorized to select brokers and dealers to effect securities transactions for each Portfolio. The Adviser (or Sub-Adviser, if applicable) will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser (or Sub-Adviser, if applicable) generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available. The Adviser (or Sub-Adviser, if applicable) seeks to select brokers or dealers that offer the Portfolios best price and execution or other services which are of benefit to the Portfolios. In the case of securities traded in the over-the-counter market, the Adviser (or Sub-Adviser, if applicable) expects normally to seek to select primary market makers.

The Adviser (or Sub-Adviser, if applicable) may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser (or Sub-Adviser). Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser (or Sub-Adviser, if applicable) will be in addition to and not in lieu of the services required to be performed by the Adviser (or Sub-Adviser, if applicable) under the Advisory Agreement and Sub-Advisory Agreement. If, in the judgment of the Adviser (or Sub-Adviser, if applicable), the Portfolios or other accounts managed by the Adviser (or Sub-Adviser, if applicable) will be benefited by supplemental research services, the Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser (or Sub-Adviser, if applicable) will not necessarily be reduced as a result of the receipt of such supplemental information, and such services may not be used exclusively, or at all, with respect to each Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser (or Sub-Adviser, if applicable) will find all of such services of value in advising the Portfolios.

It is expected the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolios for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser (or Sub-Adviser, if applicable) may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolios' or the Company's expenses. Because shares of the Portfolios are not marketed through intermediary broker-dealers, it is not the Portfolios' practice to allocate brokerage or effect principal transactions with broker-dealers on the basis of sales of shares that may be made through such firms. However, the Adviser (or Sub-Adviser, if applicable) may place orders for the purchase or sale of portfolio securities with qualified broker-dealers who refer clients to the Portfolios. The Directors, including those who are not "interested persons" of the Company, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Directors may determine, the Adviser (or Sub-Adviser, if applicable) may consider sales of Company shares or VA Contracts and VLI Policies as a factor in the selection of dealers to execute portfolio transactions for the Company.

During 1999, the PBHG Select Value, Mid-Cap Value, Large Cap Growth, Technology & Communications and Select 20 Portfolios each bought and sold securities of their regular broker-dealers. As of December 31, 1999, none of the aforementioned Portfolios held any positions in such broker dealers.

For the fiscal years ended December 31, 1997, 1998 and 1999, the Portfolios paid brokerage fees as follows:


       =========================================================================================================

                                                   Total Amount of      Total Amount of       Total Amount of
                                                      Brokerage            Brokerage             Brokerage
                                                  Commissions Paid    Commissions Paid in    Commissions Paid
                                                       in 1997                1998               in 1999**
       ---------------------------------------------------------------------------------------------------------

       Growth II Portfolio(1)                          $5,282               $44,358              $149,806
       ---------------------------------------------------------------------------------------------------------

       Large Cap Growth Portfolio(1)                   $5,204                $9,233               $30,973
       ---------------------------------------------------------------------------------------------------------

       Small Cap Value Portfolio(2)                    $10,608              $279,584             $344,448
       ---------------------------------------------------------------------------------------------------------

       Mid-Cap Value Portfolio(4)                         *                  $1,203               $13,117
       ---------------------------------------------------------------------------------------------------------

       Select Value Portfolio(2)                       $2,778               $123,126             $782,818
       ---------------------------------------------------------------------------------------------------------

       Technology & Communications Portfolio(1)        $2,630               $43,420              $807,508
       ---------------------------------------------------------------------------------------------------------

       Select 20 Portfolio(3)                          $4,599               $201,009             $553,865
       =========================================================================================================




=======================================================================================
                                                                 Percent of aggregate
                                                                      amount of
                                           Percent of Total          transactions
                                         Amount of Brokerage     involving payment of
                                         Commissions Paid to      commissions to the
                                          the Distributor in        Distributor in
                                                 1999                   1999(5)
---------------------------------------------------------------------------------------

Growth II Portfolio(1)                            2                       63
---------------------------------------------------------------------------------------

Large Cap Growth Portfolio(1)                     3                       75
---------------------------------------------------------------------------------------

Small Cap Value Portfolio(2)                      0                       56
---------------------------------------------------------------------------------------

Mid-Cap Value Portfolio(4)                        0                       67
---------------------------------------------------------------------------------------

Select Value Portfolio(2)                         0                       87
---------------------------------------------------------------------------------------

Technology & Communications Portfolio(1)          2                       45
---------------------------------------------------------------------------------------

Select 20 Portfolio(3)                            4                       38
=======================================================================================

Not in operation during the period.

** Each of the Portfolios paid higher brokerage commissions in 1999 than in prior periods. The increase was due primarily to a significant increase in the asset levels of certain Portfolios as well as increased portfolio turnover as described in the Portfolio Turnover section of this SAI.

(1) The period 1997 is calculated from May 1, 1997 (commencement of operations) through December 31, 1997.

(2) The period 1997 is calculated from October 29, 1997 (commencement of operations) through December 31, 1997.

(3) The period 1997 is calculated from September 26, 1997 (commencement of operations) through December 31, 1997.

(4) The 1998 period is calculated from November 30, 1998 (commencement of operations) through December 31, 1998.

(5) Each day, the Distributor acts as the Portfolios' agent in effecting repurchase agreement transactions using the Portfolios' uninvested short term cash. The Distributor receives a fee for this service.


                              DESCRIPTION OF SHARES

The Company is authorized to issue 500,000,000 shares of each Portfolio and to create additional portfolios of the Company. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. All consideration received by the Company for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Shareholders of each Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios of the Company will be voted on only by shareholders of the affected Portfolios. Shareholders of all Portfolios of the Company will vote together in matters affecting the Company generally, such as the election of Directors or selection of accountants. As a Maryland corporation, the Company is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Company and for the election of Directors under certain circumstances. In addition, a Director may be removed by the remaining Directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Company. In the event that such a meeting is requested, the Company will provide appropriate assistance and information to the shareholders requesting the meeting. Under current law, a Participating Insurance Company is required to request voting instructions from VA Contract owners and VLI Policy owners and must vote all shares held in the separate account in proportion to the voting instructions received. For a more complete discussion of voting rights, refer to the Participating Insurance Company separate account prospectus.

                            PURCHASES AND REDEMPTIONS

Individual investors may not purchase or redeem shares of the Portfolios directly; shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. Please refer to the prospectus of the sponsoring Participating Insurance Company separate account for instructions on purchasing a VA Contract or VLI Policy. Shares of each Portfolio are offered on a continuous basis.

PURCHASES. All investments in the Portfolios are credited to a Participating Insurance Company's separate account immediately upon acceptance of the investments by the Portfolios. Each Participating Insurance Company receives orders from its contract owners to purchase or redeem shares of each Portfolio on each day that the Portfolio calculates its net asset value (a "Business Day"). That night, all orders received by the Participating Insurance Company prior to the close of regular trading on the New York Stock Exchange Inc. (the "NYSE") (currently 4:00 p.m., Eastern time) on that Business Day are aggregated, and the Participating Insurance Company places a net purchase or redemption order for shares of the Portfolios during the morning of the next Business Day. These orders are executed at the net asset value (described below under "Net Asset Value") next computed after receipt of such order by the Participating Insurance Company.

The Portfolios reserve the right to reject any specific purchase order. Purchase orders may be refused if, in the Adviser's opinion, they are of a size that would disrupt the management of the Portfolio. A Portfolio may discontinue sales of its shares if management believes that a substantial further increase in assets may adversely effect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing VA Contract owners or VLI Policy owners would be permitted to continue to authorize investments in the Portfolios.

REDEMPTIONS. Shares of a Portfolio may be redeemed on any Business Day. Redemption orders which are received by a Participating Insurance Company prior to the close of regular trading on the NYSE on any Business Day and transmitted to the Company or its specified agent during the morning of the next Business Day will be processed at the next net asset value computed after receipt of such order by the Participating Insurance Company. Redemption proceeds will normally be wired to the Participating Insurance Company on the Business Day following receipt of the redemption order by the Participating Insurance Company, but in no event later than seven days after receipt of such order.

The Company reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Company also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                        DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Company under the general supervision of the Board of Directors.

Each Portfolio calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of shares outstanding. Shares are valued as of the close of trading on the NYSE (currently 4:00 p.m., Eastern time). Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the most recent bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recently quoted bid price. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Company, if any, are valued at their fair value as determined in good faith by the Board of Directors.

An example showing how to calculate the net asset value per share is included in each Portfolio's financial statements which are incorporated by reference into this Statement of Additional Information.

                     TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

TAXES

For a discussion of the tax status of a VA Contract or VLI Policy, refer to the Participating Insurance Company separate account prospectus. The following is only a summary of certain income tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate accounts of Participating Insurance Companies which hold its shares. Because shares of the Portfolios may be purchased only through VA Contracts and VLI Policies, it is anticipated that any income, dividends or capital gain distributions from the Portfolios are taxable, if at all, to the Participating Insurance Companies and will be exempt from current taxation of the VA Contract owner or VLI Policy owner if left to accumulate within the VA Contract or VLI Policy.

In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Portfolio must meet several other requirements. Among these requirements are the following: (i) each Portfolio must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Portfolio's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of a Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Portfolio's principal business may, under regulations not yet issued, be excluded from qualifying income.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders.


From time to time, legislation has been proposed that would treat a redemption of shares of the Portfolios by VA Contracts and VLI Policies as a taxable transaction, and it can be expected that similar proposals may be introduced in Congress in the near future. The Company cannot predict what proposals, if any, might be enacted or whether such proposals, if enacted, would apply retroactively to shares of the Portfolios that are issued and outstanding as of the date of enactment.

PORTFOLIO DISTRIBUTIONS. Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

INTERNAL REVENUE SERVICE REQUIREMENTS

The Portfolios intend to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax deferred status of VA contracts and VLI policies.

DIVIDENDS AND DISTRIBUTIONS

Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account of a Participating Insurance Company to receive distributions in cash. Participating Insurance Companies will be informed at least annually about the amount and character of distributions from the Company for federal income tax purposes.

WITHHOLDING. In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who
(i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS. Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Portfolio shares.

HEDGING TRANSACTIONS. Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolios may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Portfolios may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolios of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolios (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Portfolios (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Portfolio will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Portfolio's tax status as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options and futures contracts.

STATE TAXES

Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

MISCELLANEOUS CONSIDERATIONS

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Portfolio.

SECTION 817 DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the VA Contracts and VLI Policies (that is, the assets of the Portfolios), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a VA Contract or VLI Policy owner with respect to the increase in the value of the VA Contract or VLI Policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the VA Contracts and VLI Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. Provided that all of the beneficial interests in the Portfolios are owned by one or more (1) insurance companies in their general account or in segregated asset accounts, or (2) fund managers in connection with the creation or management of a regulated investment company or trust, the diversification requirements of section 817 will be applied on a look-through basis to the assets held by the Portfolios, and the interests in the Portfolios will be disregarded.

The Treasury Regulations amplify the diversification standards set forth in
Section 817(h). Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer. Certain Portfolios holding Treasury securities may be able to avail themselves of an alternative diversification test provided under the Treasury Regulations.

Each Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

                             PERFORMANCE INFORMATION

From time to time, a Portfolio may advertise yield and/or total return. Such performance data for a Portfolio should be distinguished from the rate of return of a corresponding division of a Participating Insurance Company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. The Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

The Portfolio's results will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period.

COMPUTATION OF YIELD

From time to time, a Portfolio may advertise yield. These figures are based on historical earnings and are not intended to indicate future performance. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment. In particular, yield is calculated according to the following formula:

Yield = 2((a-b/cd + 1)(6) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

From time to time, a Portfolio may advertise total return. The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return is calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Total returns quoted for a Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to any particular Variable Contract. Accordingly, the prospectus of the sponsoring Participating Insurance Company separate account should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of a Portfolio's performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing a Portfolio's performance to that of other mutual funds.

Based on the foregoing, the average annual total return and the aggregate total return for each of the Portfolios through December 31, 1999, were as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                                   Aggregate Total
                        Portfolio                                                                      Return
                                                                 Average Annual Total Return       Since Inception
                                                             ------------------------------------
                                                                 One Year       Since Inception
--------------------------------------------------------------------------------------------------------------------
Growth II Portfolio(1)                                             98.19             36.70             130.50
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio(1)                                      65.22             41.99             155.10
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio(2)                                       15.93             14.71              34.79
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio(4)                                         25.66             35.90              39.48
--------------------------------------------------------------------------------------------------------------------
Select Value Portfolio(2)                                           8.89             22.93              56.68
--------------------------------------------------------------------------------------------------------------------
Technology & Communications Portfolio(1)                           234.38            77.08             360.17
--------------------------------------------------------------------------------------------------------------------
Select 20 Portfolio(3)                                             100.61            68.69             227.01
--------------------------------------------------------------------------------------------------------------------

*    Not in operation during the period.

(1) The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from May 1, 1997 (commencement of operations) through December 31, 1999.

(2) The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from October 29, 1997 (commencement of operations) through December 31, 1999.

3 The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from September 26, 1997 (commencement of operations) through December 31, 1999.

4 The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from November 30, 1998 (commencement of operations) through December 31, 1999.

Quotations of total return which are not annualized represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

Each Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP ("PWC"), located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the independent accountants for the Company. PWC provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.

The audited financial statements for the fiscal year ended December 31, 1999 and the report of the independent accountants for that year are included in the Company's Annual Report to Shareholders dated December 31, 1999. The Annual Report for each Portfolio, except for pages 1 through 2 thereof, is incorporated herein by reference and made a part of this document. These financial statements have been audited by PWC and have been incorporated by reference into the Statement of Additional Information in reliance on the report of PWC, independent accountants, given on the authority of that firm as experts in auditing and accounting.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Articles of Incorporation incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-19497) as filed electronically on January 10, 1997 ("Registration Statement)

     Articles Supplementary of Registrant incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement as filed electronically on February 13, 1998 ("PEA No. 3)

     Certificate of Correction incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed electronically on April 30, 1998 ("PEA No. 4")

     Form of Articles of Amendment

(b)  Amended and Restated Bylaws incorporated by reference to PEA No. 4.

(c)  Articles of Incorporation and Certificate of Correction filed as (a)

(d) Investment Advisory Agreement dated April 1, 1997, by and between the Registrant, on behalf of each Portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 3.

     Schedule A dated February 20, 1998 to Investment Advisory Agreement dated April 1, 1997, by and between the Registrant, on behalf of each Portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 4.

     Schedule A dated January 31, 2000 to the Investment Advisory Agreement dated April 1, 1997, by and between the Registrant, on behalf of each Portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd.

     Investment Sub-Advisory Agreement dated April 1, 1997, by and among the Registrant, on behalf of the Small Cap Value and Large Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. (formerly, Newbold's Asset Management, Inc.) incorporated herein by reference to PEA No. 3.

     Schedule A dated February 20, 1998 to Investment Sub-Advisory Agreement dated April 1, 1997, by and among the Registrant, on behalf of the Small Cap Value, Mid-Cap Value and Large Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. (formerly, Newbold's Asset Management, Inc.) incorporated herein by reference to PEA No. 4.

     Schedule A dated January 31, 2000 to Investment Sub-Advisory Agreement dated April 1, 1997, by and among the Registrant, on behalf of the Small Cap Value, Mid-Cap Value and Select Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc.

(e) Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Investments Distribution Company (formerly, SEI Financial Services Company) incorporated herein by reference to PEA No. 3.

     Schedule A dated February 20, 1998 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Investments Distribution Company (formerly, SEI Financial Services Company) incorporated herein by reference to PEA No. 4.

(f)  Not Applicable

(g) Custodian Agreement dated April 1, 1997, by and between the Registrant and First Union National Bank (successor to CoreStates Bank, N.A.) incorporated herein by reference to PEA No. 4.

     Schedule A dated February 20, 1998 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank incorporated herein by reference to PEA No. 5.

     Schedule A dated January 31, 2000 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank.

(h) Transfer Agency Agreement dated April 1, 1997, by and between the Registrant and DST Systems, Inc. incorporated by reference to PEA No. 3.

     Schedule A dated January 31, 2000 to Transfer Agency Agreement dated April 1, 1997, by and between the Registrant and DST systems, Inc.

     Administrative Services Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 3.

     Schedule A dated February 20, 1998 to Administrative Services Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 4.

     Schedule A dated January 31, 2000 to Administrative Services Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services

     Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Investments Mutual Fund Services (formerly, SEI Fund Resources) incorporated herein by reference to PEA No. 4.

     Schedule A dated February 20, 1998 to Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Investments Mutual Fund Services (formerly, SEI Fund Resources) incorporated herein by reference to PEA No. 4.

     Amendment dated May 1, 1998 to Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Investments Mutual Fund Services (formerly, SEI Fund Resources) incorporated herein by reference to PEA No. 4.

     Schedule A dated January 31, 2000 to Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Investments Mutual Fund Services

     Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 3.

     Schedule A dated February 20, 1998 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 4.

     Schedule B dated February 20, 1998 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 4.

     Schedule A dated January 31, 2000 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd.

     Form of Fund Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement

     Organizational Expense Reimbursement Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 3.

     Shareholder Services Agreement dated January 1, 1998 by and between Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 5.

     Sub-Shareholder Services Agreement dated January 1, 1998 by and between PBHG Fund Services and UAM Shareholder Service Center incorporated herein by reference to PEA No. 5.

(i)  Not Applicable

(j)  Consent of Independent Accountants

(k)  Not Applicable

(l) Stock Subscription Agreement dated March 6, 1997 incorporated herein by reference to PEA No.5

(m)  Not Applicable

(n)  Financial Data Schedules

(o)  Not Applicable

(p) Code of Ethics of Registrant [To be approved at the April Board of Directors meeting]

     Code of Ethics of Pilgrim Baxter & Associates, Ltd. [To be approved at the April Board of Directors meeting]

     Code of Ethics of Pilgrim Baxter Value Investors, Inc. [To be approved at the April Board of Directors meeting]

     Code of Ethics of SEI Investments Distribution Company [To be approved at the April Board of Directors meeting]

24   (a) Directors' Power of Attorney
     (b) Officers' Power of Attorney



ITEM  24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the 1940 Act. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The Bylaws of the Registrant include the following:

                                   ARTICLE IX

Indemnification of Directors and Officers. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

ITEM  26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with Pilgrim
Baxter & Associates, Ltd.             Name of Other Company                    Connection with Other Company
------------------------------        ---------------------                    -----------------------------
Harold J. Baxter                      Pilgrim Baxter Value Investors, Inc.     Director, Chairman and Chief Executive Officer
Director, Chairman &                  PBHG Fund Services                       Trustee
Chief Executive Officer               PBHG Fund Distributors                   Trustee
                                      United Asset Management
                                      Corporation                              Director

Gary L. Pilgrim                       PBHG Fund Services                       Trustee
Director, Chief Investment Officer    Pilgrim Baxter Value Investors, Inc.     Director, President and Chief Investment Officer
& President

Carol W. Proffer
Managing Director - Private           Crossroads Investment Advisers, L.P.     Managing Director
Equity Group


Eric C. Schneider                     Pilgrim Baxter Value Investors, Inc.     Director, Chief Financial Officer & Treasurer
Chief Financial Officer &             PBHG Fund Services                       Chief Financial Officer
Treasurer                             PBHG Fund Distributors                   Trustee, Chief Financial Officer

John M. Zerr                          Pilgrim Baxter Value Investors, Inc.     General Counsel and Secretary
General Counsel and Secretary         PBHG Fund Distributors                   General Counsel and Secretary

                                      PBHG Fund Services                       General Counsel and Secretary


Name and Position with Pilgrim
Baxter Value Investors, Inc.          Name of Other Company                    Connection with Other Company
------------------------------        ---------------------                    -----------------------------
Harold J. Baxter                      Pilgrim Baxter & Associates, Ltd.        Director, Chairman & Chief Executive Officer
Director, Chairman & Chief            PBHG Fund Services                       Trustee
Executive Officer                     PHBG Fund Distributors                   Trustee
                                      United Asset Management Corporation      Director

Gary L. Pilgrim                       Pilgrim Baxter & Associates, Ltd.        Director, President and Chief Investment Officer
Director, President and Chief
Investment Officer                    PBHG Fund Services                       Trustee

Eric C. Schneider                     Pilgrim Baxter & Associates, Ltd.        Chief Financial Officer and Treasurer
Director, Chief Financial Officer &   PBHG Fund Services                       Chief Financial Officer and Treasurer
Treasurer                             PBHG Fund Distributors                   Trustee, Former Chief Financial Officer

John M. Zerr                          Pilgrim Baxter & Associates, Ltd.        General Counsel & Secretary
General Counsel & Secretary           PBHG Fund Distributors                   General Counsel & Secretary
                                      PBHG Fund Services                       General Counsel & Secretary

The principal business addresses of the entities listed in the above tables are as follows:

Pilgrim Baxter & Associates, Ltd., Pilgrim Baxter Value Investors, Inc., PBHG Fund Services, and PBHG Fund Distributors: 825 Duportail Road, Wayne, PA 19087

United Asset Management Corporation: One International Place, 44th Floor, Boston, MA 02110.


ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:

SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Index Funds                                               July 10, 1985
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Pillar Funds                                              February 28, 1992
CUFund                                                        May 1, 1992
STI Classic Funds                                             May 29, 1992
First American Funds, Inc.                                    November 1, 1992
First American Investment Funds, Inc.                         November 1, 1992
The Arbor Fund                                                January 28, 1993
Boston 1784 Funds (R)                                         June 1, 1993
Morgan Grenfell Investment Trust                              January 3, 1994
The Achievement Funds Trust                                   December 27, 1994
Bishop Street Funds                                           January 27, 1995
CrestFunds, Inc.                                              March 1, 1995
STI Classic Variable Trust                                    August 18, 1995
Ark Funds                                                     November 1, 1995
Monitor Funds                                                 January 11, 1996
SEI Asset Allocation Trust                                    April 1, 1996
TIP Funds                                                     April 28, 1996
The PBHG Funds, Inc.                                          June 1, 1996

SEI Institutional Investments Trust                           June 14, 1996
First American Strategy Funds, Inc.                           October 1, 1996
Highmark Funds                                                February 15, 1997
Armada Funds                                                  March 8, 1997
Expedition Funds                                              June 9, 1997
TIP Institutional Funds                                       January 1, 1998
Oak Associates Funds                                          February 27, 1998
The Nevis Fund, Inc.                                          June 29, 1998
The Parkstone Group of Funds                                  September 14, 1998

SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

The principal business address of each person named in the table below is SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456

                                                                                        Positions and
                                                                                        Offices with
Name                                Position and Office with Underwriter                Registrant
----                                ------------------------------------                -------------
Alfred P. West, Jr.                 Director, Chairman                                        -
                                    Of Board of Directors
Henry H. Greer                      Director                                                  -
Mark J. Held                        President & Chief Operating Officer                       -
Robert M. Silvestri                 Chief Financial Officer & Treasurer                       -
Carmen V. Romeo                     Director & Executive Vice President                       -
Gilbert L. Beebower                 Executive Vice President                                  -

Dennis J. McGonigle                 Executive Vice President                                  -
Richard B. Lieb                     Executive Vice President, President -                     -
                                    Investment Services Division
Leo J. Dolan, Jr.                   Senior Vice President                                     -
Carl A. Guarino                     Senior Vice President                                     -
Larry Hutchinson                    Senior Vice President                                     -
Jack May                            Senior Vice President                                     -
Hartland J. McKeown                 Senior Vice President                                     -
Barbara J. Moore                    Senior Vice President                                     -
Kevin P. Robins                     Senior Vice President, General Counsel                    -
                                    and Secretary
Patrick K. Walsh                    Senior Vice President                                     -
Robert Crudup                       Vice President & Managing Director                        -
Vic Galef                           Vice President & Managing Director                        -
Kim Kirk                            Vice President & Managing Director                        -
John Krzeminski                     Vice President & Managing Director                        -
Carolyn McLaurin                    Vice President & Managing Director                        -

W. Kelso Morrill                    Vice President & Managing Director                        -
Mark Samuels                        Vice President & Managing Director                        -
Wayne M. Withrow                    Vice President & Managing Director                        -
Robert Aller                        Vice President                                            -
Gordon W. Carpenter                 Vice President                                            -
Todd Cipperman                      Vice President & Assistant Secretary

Barbara Doyne                       Vice President                                            -

Jeff Drennen                        Vice President                                            -
Kathy Heilig                        Vice President                                            -
Jeff Jacobs                         Vice President                                            -
Samuel King                         Vice President                                            -
Joanne Nelson                       Vice President                                            -
Mark Nagle                          Vice President                                            -
Sandra K. Orlow                     Vice President & Assistant Secretary                      -
Cynthia M. Parrish                  Vice President & Assistant Secretary                      -
Kim Rainey                          Vice President                                            -
Rob Redican                         Vice President                                            -
Maria Reinehart                     Vice President                                            -
Steve Smith                         Vice President                                            -
Daniel Spaventa                     Vice President                                            -
Kathryn L. Stanton                  Vice President & Assistant Secretary                      -
Joseph M. O'Donnel                  Vice President & Assistant Secretary                      -
S. Courtney Collier                 Vice President & Assistant Secretary                      -
Lydia A. Gavalis                    Vice President & Assistant Secretary                      -
Greg Gettinger                      Vice President & Assistant Secretary                      -
Lynda J. Striegel                   Vice President & Assistant Secretary              Vice President and
                                                                                      Assistant Secretary
Lori White                          Vice President & Assistant Secretary                      -

c.  None.

ITEM  28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

         First Union National Bank (successor to CoreStates Bank, N.A.) 123 South Broad Street
         Philadelphia, PA 19109

(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

         SEI Fund Resources
         One Freedom Valley Road
         Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

         Pilgrim Baxter & Associates, Ltd.
         825 Duportail Road
         Wayne, PA 19087

         Pilgrim Baxter Value Investors, Inc.
         825 Duportail Road
         Wayne, PA 19087

ITEM 29. MANAGEMENT SERVICES:

None

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES


Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 28th day of February, 2000.

                                            PBHG INSURANCE SERIES FUND, INC.
                                            --------------------------------
                                            Registrant


                                            By: /s/ Harold J. Baxter
                                            --------------------------------
                                            Harold J. Baxter
                                            Chairman and Director


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons on the 11th day of February, 2000 in the capacities and on the dates indicated.


SIGNATURE AND TITLE                                                             DATE
-------------------                                                             ----
/s/ Harold J. Baxter                        Chairman and Director               2/24/00
Harold J. Baxter

           *                                Director                            2/24/00
-------------------------
John R. Bartholdson

           *                                Director                            2/24/00
-------------------------
Jettie M. Edwards

           *                                Director                            2/24/00
-------------------------
Albert A. Miller

/s/ Gary L. Pilgrim                         President                           2/24/00
Gary L. Pilgrim

/s/ Lee T. Cummings                         Treasurer, Chief Financial Officer  2/24/00
Lee T. Cummings                             and Controller


                                    *By: /s/ John M. Zerr
                                         --------------------
                                         John M. Zerr
                                         Attorney-in-Fact

                                  EXHIBIT LIST

Exhibit
Number            Description

EX- 99.B(a)       Form of Articles of Amendment

EX-99.B(d)        Schedule A dated January 31, 2000 to the Investment Advisory
                  Agreement dated April 1, 1997, by and between the Registrant, on behalf of each Portfolio of the Registrant, and Pilgrim
                  Baxter & Associates, Ltd.

                  Schedule A dated January 31, 2000 to Investment Sub-Advisory Agreement dated April 1, 1997, by and among the Registrant, on behalf of the Small Cap Value, Mid-Cap Value and Select Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc.


EX-99.B(g)        Schedule A dated January 31, 2000 to Custodian Agreement dated
                  April 1, 1997 by and between the Registrant and First Union
                  National Bank.

EX-99.B(h)        Schedule A dated January 31, 2000 to Agency Agreement dated
                  April 1, 1997, by and between the Registrant and DST systems, Inc.

                  Schedule A dated January 31, 2000 to Administrative Services Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services

                  Schedule A dated January 31, 2000 to Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Fund Resources

                  Schedule A dated January 31, 2000 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd.

EX-99.B(p)        Code of Ethics of Registrant

                  Code of Ethics of Pilgrim Baxter & Associates, Ltd.

                  Code of Ethics of Pilgrim Baxter Value Investors, Inc.

                  Code of Ethics of SEI Investments Distribution Company

EX-99.B(j)        Consent of Independent Accountants

EX-99.B(n)        Financial Data Schedules

EX-99.B24(a)      Directors' Power of Attorney

EX-99.B24(b)      Officers' Power of Attorney